Structured Entities	12 Months Ended
Dec. 31, 2018
Structured Entities [Abstract]
Disclosure of Structured entities [text block]

Structured Entities

Nature, purpose and extent of the Group’s interests in structured entities

The Group engages in various business activities with structured entities which are designed to achieve a specific business purpose. A structured entity is one that has been set up so that any voting rights or similar rights are not the dominant factor in deciding who controls the entity. An example is when voting rights relate only to administrative tasks and the relevant activities are directed by contractual arrangements.

A structured entity often has some or all of the following features or attributes:

  Restricted activities;
  A narrow and well defined objective;
  Insufficient equity to permit the structured entity to finance its activities without subordinated financial support;
  Financing in the form of multiple contractually linked instruments to investors that create concentrations of credit or other risks (tranches).

The principal uses of structured entities are to provide clients with access to specific portfolios of assets and to provide market liquidity for clients through securitizing financial assets. Structured entities may be established as corporations, trusts or partnerships. Structured entities generally finance the purchase of assets by issuing debt and equity securities that are collateralized by and/or indexed to the assets held by the structured entities. The debt and equity securities issued by structured entities may include tranches with varying levels of subordination.

Structured entities are consolidated when the substance of the relationship between the Group and the structured entities indicate that the structured entities are controlled by the Group, as discussed in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

Consolidated structured entities

The Group has contractual arrangements which may require it to provide financial support to the following types of consolidated structured entities.

Securitization vehicles

The Group uses securitization vehicles for funding purchase of diversified pool of assets. The Group provides financial support to these entities in the form of liquidity facility. As of December 31, 2018, and December 31, 2017, there were no outstanding loan commitments to these entities.

Funds

The Group may provide funding and liquidity facility or guarantees to funds consolidated by the group. As of Decem-
ber 31, 2018 and December 31, 2017, the notional value of the liquidity facilities and guarantees provided by the group to such funds was € 3.0 billion and € 7.2 billion, respectively.

Unconsolidated structured entities

These are entities which are not consolidated because the Group does not control them through voting rights, contract, funding agreements, or other means. The extent of the Group’s interests to unconsolidated structured entities will vary depending on the type of structured entities.

Below is a description of the Group’s involvements in unconsolidated structured entities by type.

Repackaging and investment entities

Repackaging and investment entities are established to meet clients’ investment needs through the combination of securities and derivatives. These entities are not consolidated by the Group because the Group does not have power to influence the returns obtained from the entities. These entities are usually set up to provide a certain investment return pre-agreed with the investor, and the Group is not able to change the investment strategy or return during the life of the transaction.

Third party funding entities

The Group provides funding to structured entities that hold a variety of assets. These entities may take the form of funding entities, trusts and private investment companies. The funding is collateralized by the asset in the structured entities. The group’s involvement involves predominantly both lending and loan commitments.

The vehicles used in these transactions are controlled by the borrowers where the borrowers have the ability to decide whether to post additional margin or collateral in respect of the financing. In such cases, where borrowers can decide to continue or terminate the financing, the borrowers will consolidate the vehicle.

Securitization Vehicles

The Group establishes securitization vehicles which purchase diversified pools of assets, including fixed income securities, corporate loans, and asset-backed securities (predominantly commercial and residential mortgage-backed securities and credit card receivables). The vehicles fund these purchases by issuing multiple tranches of debt and equity securities, the repayment of which is linked to the performance of the assets in the vehicles.

The Group often transfers assets to these securitization vehicles and provides financial support to these entities in the form of liquidity facilities.

The Group also invests and provides liquidity facilities to third party sponsored securitization vehicles.

The securitization vehicles that are not consolidated into the Group are those where the Group does not hold the power or ability to unilaterally remove the servicer or special servicer who has been delegated power over the activities of the entity.

Funds

The Group establishes structured entities to accommodate client requirements to hold investments in specific assets. The Group also invests in funds that are sponsored by third parties. A group entity may act as fund manager, custodian or some other capacity and provide funding and liquidity facilities to both group sponsored and third party funds. The funding provided is collateralized by the underlying assets held by the fund.

The Group does not consolidate funds when Deutsche Bank is deemed agent or when another third party investor has the ability to direct the activities of the fund.

Other

These are Deutsche Bank sponsored or third party structured entities that do not fall into any criteria above. These entities are not consolidated by the Group when the Group does not hold power over the decision making of these entities.

Income derived from involvement with structured entities

The Group earns management fees and, occasionally, performance-based fees for its investment management service in relation to funds. Interest income is recognized on the funding provided to structured entities. Any trading revenue as a result of derivatives with structured entities and from the movements in the value of notes held in these entities is recognized in ‘Net gains/losses on financial assets/liabilities held at fair value through profit and loss’.

Interests in unconsolidated structured entities

The Group’s interests in unconsolidated structured entities refer to contractual and non-contractual involvement that exposes the Group to variability of returns from the performance of the structured entities. Examples of interests in unconsolidated structured entities include debt or equity investments, liquidity facilities, guarantees and certain derivative instruments in which the Group is absorbing variability of returns from the structured entities.

Interests in unconsolidated structured entities exclude instruments which introduce variability of returns into the structured entities. For example, when the Group purchases credit protection from an unconsolidated structured entity whose purpose and design is to pass through credit risk to investors, the Group is providing the variability of returns to the entity rather than absorbing variability. The purchased credit protection is therefore not considered as an interest for the purpose of the table below.

Maximum Exposure to unconsolidated structured entities

The maximum exposure to loss is determined by considering the nature of the interest in the unconsolidated structured entity. The maximum exposure for loans and trading instruments is reflected by their carrying amounts in the consolidated balance sheet. The maximum exposure for derivatives and off balance sheet commitments such as guarantees, liquidity facilities and loan commitments under IFRS 12, as interpreted by the Group, is reflected by the notional amounts. Such amounts or their development do not reflect the economic risks faced by the Group because they do not take into account the effects of collateral or hedges nor the probability of such losses being incurred. At December 31, 2018, the notional related to the positive and negative replacement values of derivatives and off balance sheet commitments were € 372 billion, € 1,311 billion and € 17 billion respectively. At December 31, 2017, the notional related to the positive and negative replacement values of derivatives and off balance sheet commitments were € 327 billion, € 1,146 billion and € 28 billion (comparatives adjusted) respectively.

Size of structured entities

The Group provides a different measure for size of structured entities depending on their type. The following measures have been considered as appropriate indicators for evaluating the size of structured entities:

  Funds – Net asset value or assets under management where the Group holds fund units and notional of derivatives when the Group’s interest comprises of derivatives.
  Securitizations – notional of notes in issue when the Group derives its interests through notes its holds and notional of derivatives when the Group’s interests is in the form of derivatives.
  Third party funding entities –Total assets in entities
  Repackaging and investment entities – Fair value of notes in issue

For Third party funding entities, size information is not publicly available, therefore the Group has disclosed the greater of the collateral the Group has received/pledged or the notional of the exposure the Group has to the entity.

The following table shows, by type of structured entity, the carrying amounts of the Group’s interests recognized in the consolidated statement of financial position as well as the maximum exposure to loss resulting from these interests. It also provides an indication of the size of the structured entities. The carrying amounts presented below do not reflect the true variability of returns faced by the Group because they do not take into account the effects of collateral or hedges.

Carrying amounts and size relating to Deutsche Bank’s interests

	Dec 31, 2018
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	1	14	0	28	43
Central bank funds sold and securities purchased under resale agreements	0	508	8	1,397	1,913
Securities Borrowed	0	0	0	461	461
Total financial assets at fair value through profit or loss	342	4,578	5,956	77,166	88,041
Trading assets	244	3,480	4,567	9,297	17,587
Positive market values (derivative financial instruments)	98	571	122	6,516	7,308
Non-trading financial assets mandatory at fair value through profit or loss	0	0	0	0	0
Financial assets designated at fair value through profit or loss	0	526	1,266	61,353	63,145
Financial assets at fair value through other comprehensive income	0	286	240	832	1,358
Financial assets available for sale	N/A	N/A	N/A	N/A	N/A
Loans at amortized cost	220	40,552	27,322	8,370	76,464
Other assets	5	519	216	10,464	11,203
Total assets	568	46,456	33,741	98,719	179,483

Liabilities
Total financial liabilities at fair value through profit or loss	102	56	3	15,482	15,644
Negative market values (derivative financial instruments)	102	56	3	15,482	15,644
Other short-term borrowings	0	0	0	6,596	6,596
Total liabilities	102	56	3	22,078	22,240
Off-balance sheet exposure	0	4,363	9,524	3,028	16,915
Total	466	50,762	43,261	79,668	174,158

Size of structured entity	2,514	60,525	284,181	2,970,958

	Dec 31, 2017
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	63	0	0	270	333
Central bank funds sold and securities purchased under resale agreements	105	229	18	1,827	2,178
Securities Borrowed	0	13	0	11,065	11,078
Total financial assets at fair value through profit or loss	569	4,057	5,445	60,057	70,128
Trading assets	349	3,490	5,130	12,380	21,349
Positive market values (derivative financial instruments)	175	553	105	8,670	9,504
Non-trading financial assets mandatory at fair value through profit or loss	N/A	N/A	N/A	N/A	N/A
Financial assets designated at fair value through profit or loss	44	13	210	39,007	39,275
Financial assets at fair value through other comprehensive income	N/A	N/A	N/A	N/A	N/A
Financial assets available for sale	0	1,039	384	730	2,153
Loans at amortized cost	146	37,352	18,533	18,050	74,081
Other assets	50	192	173	21,087	21,502
Total assets	934	42,882	24,552	113,085	181,453

Liabilities
Total financial liabilities at fair value through profit or loss	120	73	41	13,486	13,720
Negative market values (derivative financial instruments)	120	73	41	13,486	13,720
Other short-term borrowings	0	0	0	9,533	9,533
Total liabilities	120	73	41	23,019	23,253
Off-balance sheet exposure	0	10,079	9,256	8,377[1]	27,712[1]
Total	814	52,888	33,767	98,443[1]	185,912[1]

Size of structured entity	6,833	90,664	281,826	2,181,810

[1] The comparatives have been adjusted.

Trading assets –Total trading assets as of December 31, 2018 and December 31, 2017 of € 17.6 billion and € 21.3 billion are comprised primarily of € 4.6 billion and € 5.1 billion in Securitizations and € 9.3 billion and € 12.4 billion in Funds structured entities respectively. The Group’s interests in securitizations are collateralized by the assets contained in these entities. Where the Group holds fund units these are typically in regards to market making in funds or otherwise serve as hedges for notes issued to clients. Moreover the credit risk arising from loans made to Third party funding structured entities is mitigated by the collateral received.

Financial assets designated at fair value through profit or loss – Reverse repurchase agreements to Funds comprise the majority of the interests in this category and are collateralized by the underlying securities.

Loans – Loans as of December 31, 2018 and December 31, 2017 consist of € 76.5 billion and € 74.1 billion investment in securitization tranches and financing to Third party funding entities. The Group’s financing to Third party funding entities is collateralized by the assets in those structured entities.

Other assets – Other assets as of December 31, 2018 and December 31, 2017 of € 11.2 billion and € 21.5 billion, respectively, consist primarily of prime brokerage receivables and cash margin balances.

Pending Receivables – Pending Receivable balances are not included in this disclosure note due to the fact that these balances arise from typical customer supplier relationships out of e.g. brokerage type activities and their inherent volatility would not provide users of the financial statements with effective information about Deutsche Bank’s exposures to structured entities.

Financial Support

Deutsche Bank did not provide non-contractual support during the year to unconsolidated structured entities.

Sponsored Unconsolidated Structured Entities where the Group has no interest as of December 31, 2018 and December 31, 2017.

As a sponsor, the Group is involved in the legal set up and marketing of the entity and supports the entity in different ways, namely:

  transferring assets to the entities
  providing seed capital to the entities
  providing operational support to ensure the entity’s continued operation providing guarantees of performance to the structured entities.

The Group is also deemed a sponsor for a structured entity if market participants would reasonably associate the entity with the Group. Additionally, the use of the Deutsche Bank name for the structured entity indicates that the Group has acted as a sponsor.

The gross revenues from sponsored entities where the Group did not hold an interest as of December 31, 2018 and December 31, 2017 were € (220) million and € 56 million respectively. Instances where the Group does not hold an interest in an unconsolidated sponsored structured entity include cases where any seed capital or funding to the structured entity has already been repaid in full to the Group during the year. This amount does not take into account the impacts of hedges and is recognized in Net gains/losses on financial assets/liabilities at fair value through profit and loss. The aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities in 2018 were € 4.1 billion for securitization and €  2.4 billion for repackaging and investment entities. In 2017, they were € 2.1 billion for securitization and € 26 million for repackaging and investment entities.